10. Stockholders Deficit (Details Narrative) (USD $)	1 Months Ended			12 Months Ended			15 Months Ended
	Jun. 30, 2014	May 31, 2014	Jun. 30, 2013	Dec. 31, 2018	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Jun. 25, 2014	May 08, 2014	Dec. 31, 2012
Shares Acquired, Value			$ 366,750
Net Increase to Additional Paid in Capital			19,538
Debt Forgiveness						83,000
Debt Converted, Value							244,133
Loss on debt extinguishment - related party							(3,278)
Stock Issued for Services, Value						562,500
Stock Issued, Price Per Share						$ 0.25
Sale of Member Units, Value										774,000
Allocation to Noncontrolling Interest						(35,440)				5,193
Options Cancelled					100,000
Warrants Issued	1,750,100	3,640,000					3,672,134
Expired Warrants				4,338,884			2,400,000
Warrants, Exercise Price						$ 0.375		$ 0.375	$ 0.375
Warrants Issued, Value							682,809
Warrant Consideration Recieved					1,000
Warrants Exercised					1,000,000
Minimum [Member]
Warrants, Exercise Price						$ 0.001
Maximum [Member]
Warrants, Exercise Price						$ 0.375
Services 2 [Member]
Warrants Issued						3,066,750
Convertible Debt [Member]
Warrants Issued						3,672,134
Third-Party Payor [Member]
Debt Forgiveness						(100,000)
Loss on debt extinguishment - related party						12,731
Warrants Issued						6,614,801
Warrants Issued, Value						666,315
Related Party [Member]
Debt Forgiveness						(83,000)
Loss on debt extinguishment - related party						3,278
Warrants Issued						124,083
Warrants Issued, Value						16,495
Director [Member]
Stock Issued for Services, Value						$ 66,785
Stock Issued for Services, Shares						300,000
Warrants Issued						6,738,884